Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Revenue
Royalty revenue and franchise fees		$ 11,587	$ 9,477	$ 34,144	$ 27,287	$ 38,032	$ 30,202	$ 25,057
Company-owned restaurant sales		7,547	6,940	23,248	22,105	29,417	28,797	26,534
Total revenue		19,134	16,417	57,392	49,392	67,449	58,999	51,591
Costs and expenses
Cost of sales	[1]	5,328	4,882	16,580	15,161	20,473	22,176	21,262
Selling, general and administrative		7,317	6,833	25,658	17,156	26,006	18,913	15,896
Depreciation and amortization		636	690	1,944	2,232	2,904	3,030	2,930
Earn-out obligation								2,500
Total costs and expenses		13,281	12,405	44,182	34,549	49,383	44,119	42,588
Operating income		5,853	4,012	13,210	14,843	18,066	14,880	9,003
Interest expense, net		800	876	2,764	2,871	3,684	2,863	2,431
Other (income) expense, net		96	(35)	382	61	84	(6)	(8)
Income before income tax expense		4,957	3,171	10,064	11,911	14,298	12,023	6,580
Income tax expense		1,784	1,178	3,753	4,426	5,312	4,493	3,000
Net income		$ 3,173	$ 1,993	$ 6,311	$ 7,485	$ 8,986	$ 7,530	$ 3,580
Earnings per share
Basic (in usd per share)		$ 0.11	$ 0.08	$ 0.23	$ 0.29	$ 0.35	$ 0.30	$ 0.14
Diluted (in usd per share)		$ 0.11	$ 0.08	$ 0.23	$ 0.29	$ 0.34	$ 0.29	$ 0.14
Weighted average shares outstanding
Basic (in shares)		28,581	25,934	27,135	25,788	25,846	25,168	24,746
Diluted (in shares)		28,891	26,215	27,438	26,128	26,204	25,648	25,338
Dividends per share (in usd per share)		$ 0.00	$ 0.00	$ 1.83	$ 0.00	$ 1.50	$ 1.50	$ 0.77
Pro forma earnings per share (unaudited):
Basic						0.32
Diluted						$ 0.32

[1]	exclusive of depreciation and amortization, shown separately